UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware Cash Reserve Fund

September 30, 2008

Money market mutual fund

Table of contents

Disclosure of Fund expenses	1

Sector allocation	3

Statement of net assets	4

Statement of operations	8

Statements of changes in net assets	9

Financial highlights	10

Notes to financial statements	18

Other Fund information	25

About the organization	29

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period April 1, 2008 to September 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example on page 2 is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2008 to September 30, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Cash Reserve Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/08	9/30/08	Expense Ratio	4/1/08 to 9/30/08*
Actual Fund return
Class A	$1,000.00	$1,009.80	0.66%	$3.33
Class B	1,000.00	1,004.70	1.66%	8.34
Class C	1,000.00	1,004.70	1.66%	8.34
Consultant Class	1,000.00	1,008.50	0.91%	4.58
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.76	0.66%	$3.35
Class B	1,000.00	1,016.75	1.66%	8.39
Class C	1,000.00	1,016.75	1.66%	8.39
Consultant Class	1,000.00	1,020.51	0.91%	4.61

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Sector allocation
Delaware Cash Reserve Fund	As of September 30, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Certificates of Deposit	3.82%
Discounted Commercial Paper	81.85%
Banks	12.33%
Colleges and Universities	11.56%
Financial Services	21.70%
Food Staples & Retailing	0.97%
Industrial	33.40%
Pharmaceuticals	1.89%
Discount Notes	4.77%
Floating Rate Notes	5.21%
Short-Term Bank Note	1.91%
Total Value of Securities	97.56%
Receivables and Other Assets Net of Liabilities	2.44%
Total Net Assets	100.00%

Statement of net assets
Delaware Cash Reserve Fund	September 30, 2008 (Unaudited)

	Principal amount	Value
Certificates of Deposit – 3.82%
Chase Bank USA 2.64% 10/16/08	$10,000,000	$10,000,000
Toronto Dominion Bank 2.75% 10/29/08	10,000,000	10,000,000
Total Certificates of Deposit
(cost $20,000,000)		20,000,000

≠Discounted Commercial Paper – 81.85%
Banks – 12.33%
Goldman Sachs 2.362% 10/1/08	5,000,000	5,000,000
ING Funding
2.586% 10/7/08	5,000,000	4,997,854
2.601% 11/3/08	5,000,000	4,988,129
JPMorgan 6.25% 1/15/09	2,000,000	2,015,991
JPMorgan Chase 2.604% 10/7/08	5,000,000	4,997,833
JPMorgan Chase Bank 2.551% 10/2/08	5,000,000	4,999,646
National Australian Funding 2.697% 10/2/08	5,000,000	4,999,628
Nordea North America 2.571% 11/4/08	5,000,000	4,987,911
Royal Bank of Canada 2.319% 10/3/08	10,000,000	9,998,714
Wells Fargo 2.626% 11/25/08	10,000,000	9,960,126
Westpac Bank 2.708% 10/8/08	7,500,000	7,496,077
		64,441,909
Colleges and Universities – 11.56%
Cornell University
2.204% 10/9/08	10,000,000	9,995,111
3.202% 10/1/08	10,000,000	10,000,000
Harvard University 3.25% 2/4/09	5,000,000	5,000,000
Leland Stanford Junior University 2.226% 10/7/08	5,000,000	4,998,150
Massachusetts College of Pharmacy
2.355% 10/15/08	10,000,000	9,990,861
Yale University
2.39% 11/10/08	10,000,000	9,973,556
2.494% 10/7/08	7,500,000	7,496,900
2.506% 10/15/08	3,000,000	2,997,095
		60,451,673
Financial Services – 21.70%
Barclays US Funding 2.556% 10/8/08	5,000,000	4,997,521
CBA Finance 2.652% 10/6/08	5,000,000	4,998,167
CME Group 2.258% 10/29/08	15,000,000	14,973,750
Danske 2.486% 10/1/08	7,500,000	7,500,000
Eksportfinans 2.333% 11/14/08	11,500,000	11,467,391

	Principal amount	Value
Discounted Commercial Paper (continued)
Financial Services (continued)
Massachusetts Mutual Life Insurance
2.334% 10/8/08	$9,750,000	$9,745,583
2.505% 10/22/08	9,930,000	9,915,519
Nordea North America 2.551% 11/10/08	5,000,000	4,985,889
Rabobank USA Financial 3.003% 10/3/08	7,500,000	7,498,750
Skandinaviska Enskilda 2.662% 10/7/08	10,000,000	9,995,583
Societe Generale North America 2.799% 12/2/08	10,000,000	9,952,122
Swiss Re Treasury 3.041% 2/12/09	7,500,000	7,416,250
Toyota Motor Credit 2.297% 10/24/08	10,000,000	9,985,369
		113,431,894
Food Staples & Retailing – 0.97%
≥ Pepsi Bottling 144A 5.625% 2/17/09	5,000,000	5,051,039
		5,051,039
Industrial – 33.40%
3M 2.072% 10/6/08	10,000,000	9,997,125
BASF
2.384% 10/16/08	10,000,000	9,990,125
2.805% 10/20/08	5,000,000	4,992,611
Danaher 2.101% 10/6/08	10,000,000	9,997,083
Electricite de France
2.238% 11/4/08	10,000,000	9,978,939
3.105% 10/14/08	5,000,000	4,994,403
Genentech 2.303% 10/6/08	15,000,000	14,995,208
Illinois Tool Works 2.255% 11/3/08	5,000,000	4,989,688
Koch Industries 3.00% 10/1/08	19,600,000	19,600,000
Microsoft 1.25% 10/6/08	22,500,000	22,496,093
Nokia 3.006% 10/15/08	10,000,000	9,988,333
Northern Illinois Gas 5.00% 10/1/08	20,010,000	20,009,999
Novartis Finance
2.153% 10/7/08	7,664,000	7,661,254
2.20% 11/21/08	5,000,000	4,984,488
Proctor & Gamble 2.233% 10/9/08	10,000,000	9,995,067
Siemens Capital 2.232% 10/30/08	10,000,000	9,982,117
		174,652,533
Pharmaceuticals – 1.89%
Pfizer 2.563% 3/3/09	10,000,000	9,892,475
		9,892,475
Total Discounted Commercial Paper
(cost $427,921,523)		427,921,523

Statement of net assets
Delaware Cash Reserve Fund

	Principal amount	Value
^Discount Notes – 4.77%
Federal Home Loan Bank
2.354% 10/17/08	$10,000,000	$9,989,556
2.633% 12/2/08	15,000,000	14,932,316
Total Discount Notes (cost $24,921,872)		24,921,872

≥•Floating Rate Notes – 5.21%
ANZ National International 144A 2.497% 12/5/08	5,000,000	5,000,000
Australia & New Zealand Bank
144A 2.663% 10/3/08	5,000,000	5,000,000
DnB NOR Bank 144A 3.217% 11/24/08	9,250,000	9,250,000
Goldman Sachs Group 144A 2.80% 2/24/09	8,000,000	8,000,000
Total Floating Rate Notes (cost $27,250,000)		27,250,000

Short-Term Bank Note – 1.91%
Wells Fargo Bank 3.40% 10/9/08	10,000,000	10,000,000
Total Short-Term Bank Note
(cost $10,000,000)		10,000,000

Total Value of Securities – 97.56%
(cost $510,093,395)©		510,093,395
Receivables and Other Assets
Net of Liabilities – 2.44%		12,750,000
Net Assets Applicable to 523,187,268
Shares Outstanding – 100.00%		$522,843,395

Net Asset Value – Delaware Cash Reserve Fund
Class A ($487,729,971 / 488,015,258 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Class B ($7,419,711 / 7,444,852 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Class C ($12,028,028 / 12,036,814 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Consultant Class ($15,665,685 / 15,690,344 Shares)		$1.00

Components of Net Assets at September 30, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$523,187,970
Distributions in excess of net investment income	(1,532)
Accumulated net realized loss on investments	(343,043)
Total net assets	$522,843,395

≠	The rate shown is the effective yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of September 30, 2008.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2008, the aggregate amount of these securities was $32,301,039 which represented 6.18% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
©	Also the cost for federal income tax purposes.

See accompanying notes

Statement of operations
Delaware Cash Reserve Fund	Six Months Ended September 30, 2008 (Unaudited)

Investment Income:
Interest		$6,527,405

Expenses:
Management fees	$1,123,571
Dividend and disbursing and transfer agent fees and expenses	298,384
Distribution expenses – Class B	37,137
Distribution expenses – Class C	52,430
Distribution expenses – Consultant Class	22,756
Accounting and administration expenses	100,025
Legal fees	47,711
Registration fees	38,534
Reports and statements to shareholders	31,311
Audit and tax	18,218
Trustees’ fees	12,548
Insurance fees	6,255
Custodian fees	4,753
Consulting fees	2,496
Pricing fees	2,086
Dues and services	1,218
Trustees’ expenses	966
Taxes (other than taxes on income)	819	1,801,218
Less expenses waived		(29,645)
Less waived distribution expenses – Consultant Class		(3,790)
Less expense paid indirectly		(1,151)
Total operating expenses		1,766,632
Net Investment Income		4,760,773

Net Increase in Net Assets Resulting from Operations		$4,760,773

See accompanying notes

Statements of changes in net assets
Delaware Cash Reserve Fund

	Six Months	Year
	Ended	Ended
	9/30/08	3/31/08
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$4,760,773	$20,494,443
Net realized gain on investments	—	4,983
Net increase in net assets resulting from operations	4,760,773	20,499,426

Dividends to Shareholders from:
Net investment income:
Class A	(4,549,230)	(19,377,880)
Class B	(35,347)	(239,604)
Class C	(49,272)	(303,210)
Consultant Class	(128,456)	(573,749)
	(4,762,305)	(20,494,443)

Capital Share Transactions:
Proceeds from shares sold:
Class A	299,871,711	571,997,485
Class B	2,686,978	8,165,283
Class C	7,608,191	13,044,607
Consultant Class	4,143,551	6,846,496

Net asset value of shares issued upon reinvestment
of dividends:
Class A	4,464,239	18,874,558
Class B	31,857	205,672
Class C	46,010	273,729
Consultant Class	127,395	565,581
	318,979,932	619,973,411
Cost of shares repurchased:
Class A	(278,581,417)	(528,335,794)
Class B	(3,299,529)	(7,427,373)
Class C	(7,024,876)	(8,700,013)
Consultant Class	(3,283,491)	(8,158,984)
	(292,189,313)	(552,622,164)
Increase in net assets derived from capital share transactions	26,790,619	67,351,247
Net Increase in Net Assets	26,789,087	67,356,230

Net Assets:
Beginning of period	496,054,308	428,698,078
End of period (including distributions in excess of net
investment income of $1,532 and $—, respectively)	$522,843,395	$496,054,308

See accompanying notes

Financial highlights
Delaware Cash Reserve Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly

[1] Ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.010	0.043	0.046	0.031	0.012	0.007
0.010	0.043	0.046	0.031	0.012	0.007

(0.010)	(0.043)	(0.046)	(0.031)	(0.012)	(0.007)
(0.010)	(0.043)	(0.046)	(0.031)	(0.012)	(0.007)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.98%	4.36%	4.65%	3.11%	1.21%	0.67%

$487,730	$461,977	$399,433	$400,447	$436,552	$485,657
0.66%	0.69%	0.71%	0.70%	0.56%	0.45%

0.67%	0.69%	0.72%	0.75%	0.78%	0.93%
1.94%	4.27%	4.56%	3.06%	1.17%	0.67%

1.93%	4.27%	4.55%	3.01%	0.95%	0.19%

Financial highlights
Delaware Cash Reserve Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

[1] Ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.005	0.033	0.036	0.022	0.007	0.001
0.005	0.033	0.036	0.022	0.007	0.001

(0.005)	(0.033)	(0.036)	(0.022)	(0.007)	(0.001)
(0.005)	(0.033)	(0.036)	(0.022)	(0.007)	(0.001)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.47%	3.32%	3.62%	2.21%	0.70%	0.11%

$7,420	$8,000	$7,058	$9,807	$17,755	$21,783
1.66%	1.69%	1.71%	1.55%	1.06%	1.02%

1.67%	1.69%	1.72%	1.75%	1.78%	1.93%
0.94%	3.27%	3.56%	2.21%	0.67%	0.10%

0.93%	3.27%	3.55%	2.01%	(0.05% )	(0.81% )

Financial highlights
Delaware Cash Reserve Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

[1] Ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.005	0.033	0.036	0.022	0.007	0.001
0.005	0.033	0.036	0.022	0.007	0.001

(0.005)	(0.033)	(0.036)	(0.022)	(0.007)	(0.001)
(0.005)	(0.033)	(0.036)	(0.022)	(0.007)	(0.001)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.47%	3.32%	3.62%	2.21%	0.70%	0.11%

$12,028	$11,399	$6,781	$5,353	$9,734	$10,293
1.66%	1.69%	1.71%	1.55%	1.06%	1.02%

1.67%	1.69%	1.72%	1.75%	1.78%	1.93%
0.94%	3.27%	3.56%	2.21%	0.67%	0.10%

0.93%	3.27%	3.55%	2.01%	(0.05% )	(0.81% )

Financial highlights
Delaware Cash Reserve Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

[1] Ratios have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
9/30/08[1]	3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.008	0.040	0.043	0.028	0.010	0.004
0.008	0.040	0.043	0.028	0.010	0.004

(0.008)	(0.040)	(0.043)	(0.028)	(0.010)	(0.004)
(0.008)	(0.040)	(0.043)	(0.028)	(0.010)	(0.004)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.85%	4.10%	4.39%	2.85%	0.95%	0.42%

$15,665	$14,678	$15,426	$18,816	$19,832	$32,328
0.91%	0.94%	0.96%	0.95%	0.81%	0.70%

0.97%	0.99%	1.02%	1.05%	1.08%	1.23%
1.69%	4.02%	4.31%	2.81%	0.92%	0.42%

1.63%	3.97%	4.25%	2.71%	0.65%	(0.11% )

Notes to financial statements
Delaware Cash Reserve Fund	September 30, 2008 (Unaudited)

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a contingent deferred sales charge (CDSC) that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective August 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 0.62% of average daily net assets of the Fund through July 31, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund. Prior to August 1, 2008, total annual operating expenses were voluntarily limited to 0.70% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended September 30, 2008, the Fund was charged $12,503 for these services.

Notes to financial statements
Delaware Cash Reserve Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees in order to prevent these fees from exceeding 0.25% of average daily net assets for Consultant Class shares. This waiver may be discontinued at any time because it is voluntary.

At September 30, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$181,272
Dividend disbursing, transfer agent and fund
accounting oversight fees and other
expenses payable to DSC	50,605
Distribution fees payable to DDLP	18,764
Other expenses payable to DMC and affiliates*	23,086

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the Six months ended September 30, 2008, the Fund was charged $16,525 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended September 30, 2008, DDLP received gross CDSC commissions of $13,445 and $2,125 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

Effective April 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008:

Securities
Level 1	$10,000,000
Level 2	500,093,395
Level 3	—
Total	$510,093,395

There were no Level 3 securities at the beginning or end of the period.

4. Dividend Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the period ended September 30, 2008 and the year ended March 31, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	9/30/08*	3/31/08
Ordinary income	$4,762,305	$20,494,443

*Tax information for the period ended September 30, 2008 is an estimate and the tax character of dividends may be redesignated at fiscal year end.

Notes to financial statements
Delaware Cash Reserve Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$523,187,970
Distributions in excess of net investment income	(1,532)
Capital loss carryforwards as of 3/31/08	(343,043)
Net assets	$522,843,395

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2008 will expire as follows: $343,043 expires in 2011.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	9/30/08	3/31/08
Shares sold:
Class A	299,871,668	571,997,485
Class B	2,686,978	8,165,283
Class C	7,608,191	13,044,607
Consultant Class	4,143,551	6,846,496

Shares issued upon reinvestment of dividends:
Class A	4,464,251	18,874,308
Class B	31,856	205,672
Class C	45,960	273,706
Consultant Class	127,395	565,581
	318,979,850	619,973,138

Shares repurchased:
Class A	(278,581,417)	(528,335,794)
Class B	(3,299,529)	(7,427,373)
Class C	(7,024,876)	(8,700,013)
Consultant Class	(3,283,491)	(8,158,984)
	(292,189,313)	(552,622,164)
Net increase	26,790,537	67,350,974

For the six months ended September 30, 2008 and the year ended March 31, 2008, 824,732 Class B shares were converted to 824,732 Consultant Class shares valued at $824,732 and 1,572,528 Class B shares were converted to 1,572,528 Consultant Class shares valued at $1,572,528, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table on the previous page and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), may participate in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of September 30, 2008, or at any time during the period then ended.

8. Credit and Market Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of September 30, 2008, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the statement of net assets.

Notes to financial statements
Delaware Cash Reserve Fund

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Event

The Fund is participating in the U.S. Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”).

On September 29, 2008, the U.S. Treasury Department provided details of the Program. The Program is designed to guarantee the share price of any publicly offered eligible money market mutual fund – whether retail or institutional – that applies for and pays a fee to participate in the Program. The Program will be in place for an initial three month period until December 18, 2008, after which the Treasury will consider extension of the Program for up to an additional nine months.

The Program provides coverage to shareholders of record for amounts that they held in participating money market funds as of the close of business on September 19, 2008. The coverage for these shareholders under the Program would be reduced by amounts redeemed from their accounts after September 19, 2008 that were not later reinvested. Investments of shareholders in a participating money market fund who were not shareholders of record as of September 19, 2008 and amounts initially invested after September 19, 2008 will not be covered by the Program.

Other Fund information
(Unaudited)
Delaware Cash Reserve Fund

Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Cash Reserve Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders

Other Fund information
(Unaudited)
Delaware Cash Reserve Fund

Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement (continued)

by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments® Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A and Consultant Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently compares the Fund’s Consultant Class shares to a peer group that includes no-load money market funds, several of which charge 12b-1 fees and non 12b-1 service fees (“Distribution Expenses”). However, Management believes that it would be more appropriate to compare the Fund’s Class A shares to a peer group of no-load funds without Distribution Expenses. Accordingly, the Lipper report prepared for this Fund compares the Fund’s Consultant Class shares and Class A shares to two separate Performance Universes consisting of the Fund and all retail money market funds with and without Distribution Expenses, respectively. When comparing the Fund’s Consultant Class shares, the Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the third quartile of the Performance Universe. When comparing the Fund’s Class A shares, the Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the second quartile of the Performance Universe. The Board noted that the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered interest rate sensitivity inherent in money market funds. The Board was satisfied that Management had taken effective action to preserve the Fund’s assets and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A and Consultant Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When comparing the Fund’s Consultant Class and Class A shares, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered voluntary waivers currently in place and recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. Consequently, the Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services

Other Fund information
(Unaudited)
Delaware Cash Reserve Fund

Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement (continued)

to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® CASH RESERVE

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 3, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 3, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 3, 2008